Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Leases

15.  Leases

Lease liabilities

US$ thousand	March 31, 2023	December 31, 2022
Current
Lease liabilities	$568	$848
Total current	$568	$848

Non-current
Lease liabilities	67	128
Total non-current	67	128
Total	$635	$976

Reconciliation of cash flow to movement in lease liabilities

	Three months ended March 31
US$ thousand	2023	2022
Cash related movements in leases liabilities(1)
Payment of lease liabilities	$(346)	$(316)
	(346)	(316)
Non-cash related movements in lease liabilities
Foreign exchange movements	(7)	90
Change in lease liabilities(2)	12	496
	5	586
(Decrease)/increase in lease liabilities for the period	(341)	270
Total lease liabilities – opening	$976	$1,273
Total lease liabilities – closing	$635	$1,543

(1)	See unaudited interim condensed statement of cash flows.
(2)	2022 relates to new leases.

Right-of-use assets

The Company leases several assets including buildings and plant and equipment. As at March 31, 2023 the net book value of recognized right-of-use assets relating to buildings was $411 thousand (2022: $515 thousand) and plant and equipment $136 thousand (2022: $384 thousand). The depreciation charge for the three months ended March 31, 2023 related to those assets was $104 thousand (2022: $61 thousand) and $248 thousand (2022: $248 thousand).

Disclosure of amounts recognized as right-of-use assets in the unaudited interim condensed statement of financial position are included within note 12.

Amounts recognized in the unaudited interim condensed statement of profit or loss and other comprehensive income are detailed below:

	Three months ended March 31
US$ thousand	2023	2022
Depreciation on right-of-use assets	$(352)	$(309)
Interest expense on lease liabilities	(11)	(21)
Expense relating to variable lease payments not included in the measurement of the lease liability(1)	(169)	—
Expense relating to short-term leases	(350)	(1,536)
Expense relating to low-value leases	(1)	—
Total	$(883)	$(1,866)

(1)	Relates to variable lease payments on fleet hire based on available hours.

15.	Leases

Lease liabilities

US$ thousand	2022	2021
Current
Lease liabilities	848	1,047
Total current	848	1,047
Non-current
Lease liabilities	128	226
Total non-current	128	226
Total	976	1,273

Reconciliation of cash flow to movement in lease liabilities

US$ thousand	2022	2021
Cash related movements in leases liabilities(1)
Payment of lease liabilities	(1,275)	(781)
Non-cash related movements in lease liabilities
Foreign exchange movements	(57)	(98)
Change in lease liabilities(2)	1,035	2,020
	978	1,922
(Decrease)/increase in lease liabilities for the year	(297)	1,141
Total lease liabilities – opening	1,273	132
Total lease liabilities – closing	976	1,273
(1)	See statement of cash flows.
(2)	In 2022 and 2021 this relates to new leases.

Right-of-use assets

The Company leases several assets including buildings and plant and equipment. As at December 31, 2022, the net book value of recognized right-of-use assets relating to buildings was $515 thousand (2021: $133 thousand) and plant and equipment $384 thousand (2021: $1,116 thousand). The depreciation charge for the year related to those assets was $329 thousand (2021: $90 thousand) and $991 thousand (2021: $731 thousand).

Disclosure of amounts recognized as right-of-use assets in the statement of financial position are included within note 12.

Amounts recognized in the statement of profit or loss and other comprehensive income are detailed below:

US$ thousand	2022	2021
Depreciation on right-of-use assets	(1,320)	(821)
Interest expense on lease liabilities	(67)	(62)
Expense relating to short-term leases	(132)	(2,257)
Expense relating to low-value leases	(5)	(5)
Total	(1,524)	(3,145)

15.	Leases

Lease liabilities

			January 1,
US$thousand	2021	2020	2020
Current
Lease liabilities	1,047	105	3,054
Total current	1,047	105	3,054
Non-current
Lease liabilities	226	27	1,832
Total non-current	226	27	1,832
Total	1,273	132	4,886

Reconciliation of cash flow to movement in lease liabilities

US$thousand	2021	2020
Cash related movements in leases liabilities(1)
Payment of lease liabilities	(781)	(2,718)
Non-cash related movements in lease liabilities
Foreign exchange movements	(98)	344
Change in lease liabilities(2)	2,020	(2,380)
	1,922	(2,036)
Increase/(decrease) in lease liabilities for the year	1,141	(4,754)
Total lease liabilities – opening	132	4,886
Total lease liabilities – closing	1,273	132
(1)	See statement of cash flows.
(2)	In 2021 this relates to new leases (2020: lease buy out).

Right-of-use assets

The Company leases several assets including buildings and plant and equipment. As at December 31, 2021, the net book value of recognized right-of-use assets relating to buildings was $133 thousand (2020: $112 thousand; January 1, 2020: $63 thousand) and plant and equipment $1,116 thousand (2020: $nil; January 1, 2020: $7,253 thousand). The depreciation charge for the year related to those assets was $90 thousand (2020: $128 thousand) and $731 thousand (2020: $2,207 thousand).

Disclosure of amounts recognized as right-of-use assets in the statement of financial position are included within note 12.

Amounts recognized in the statement of profit or loss and other comprehensive income are detailed below:

US$thousand	2021	2020
Depreciation on right-of-use assets	(821)	(2,335)
Interest expense on lease liabilities	(62)	(316)
Expense relating to short-term leases	(2,257)	(953)
Expense relating to low-value leases	(5)	—
Total	(3,145)	(3,604)